Shareholder Fees - StrategicAdvisersTax-SensitiveShortDurationFund-PRO	Jul. 30, 2024 USD ($)
StrategicAdvisersTax-SensitiveShortDurationFund-PRO | Strategic Advisers Tax-Sensitive Short Duration Fund
Shareholder Fees:
(fees paid directly from your investment)	none